Change in Carrying Amount of Redeemable Non-controlling Interests (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	$ 0	$ 323,294	$ 219,694
Loss attributable to the redeemable non-controlling interests	0	(6,918)	(41,963)
Foreign currency translation adjustment	0	1,373	328
Accretion to redemption value of redeemable non-controlling interests	0	33,077	153,984
Payment of dividend to redeemable non-controlling interests	0	0	(8,749)
Reclassification to liability (redeemable preferred shares)	0	(350,826)	0
Ending balance	$ 0	$ 0	$ 323,294